Contingencies And Other Disclosures (Narrative II) (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Oct. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2014	Mar. 31, 2008
Loss Contingencies [Line Items]
Unpaid principal balance of servicing portfolio	$ 252,800,000			$ 15,000,000,000
Amount disputed related to various items for transfers of subservicers	8,600,000
Loan-to-value ratio at origination	80.00%
Accrued losses on loan repurchase exposure	120,100,000		165,800,000
Visa Class B Shares [Member]
Loss Contingencies [Line Items]
Number of Visa Class B shares	1.1					2.4
Historical cost	0
Estimated conversion ratio	41.00%
Derivative liability	5,200,000		2,900,000
Additional amount deposited into escrow account by Visa					450,000,000
Contingent liability	800,000
Cash payment to counterparty		$ 2,400,000